Cash and Cash Equivalents (Table)	6 Months Ended
Jun. 30, 2014
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents
	June 30,	December 31,
	2014	2013
Cash on hand and at banks	$ 33,978	$35,079
Short term deposits and highly liquid funds	149,538	267
Total cash and cash equivalents	$ 183,516	$35,346